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                    SUPPLEMENT DATED JANUARY 11, 2000 TO THE

                       Prospectus dated October 28, 1999
             Van Kampen Series Fund, Inc. on behalf of its series:
                          Van Kampen Asian Growth Fund
                        Van Kampen Emerging Markets Fund
                     Van Kampen Emerging Markets Debt Fund
                         Van Kampen Equity Growth Fund
                        Van Kampen European Equity Fund
                          Van Kampen Focus Equity Fund
                         Van Kampen Global Equity Fund
                    Van Kampen Global Equity Allocation Fund
                      Van Kampen Global Fixed Income Fund
                        Van Kampen Global Franchise Fund
                      Van Kampen Growth and Income Fund II
                   Van Kampen High Yield & Total Return Fund
                      Van Kampen International Magnum Fund
                        Van Kampen Japanese Equity Fund
                         Van Kampen Latin American Fund
                         Van Kampen Mid Cap Growth Fund
                             Van Kampen Value Fund
                     Van Kampen Worldwide High Income Fund

                       Prospectus dated October 28, 1999,
                 as previously supplemented on January 10, 2000
             Van Kampen Series Fund, Inc. on behalf of its series:
                         Van Kampen American Value Fund

     The section of the inside back cover of the Prospectus entitled BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS is hereby supplemented by deleting Richard M. DeMartini* and Don G. Powell* and adding Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

     * "Interested Persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.